SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Payment Arrangements [Abstract]
Disclosure of terms and conditions of share-based payment arrangement
Share options vest one-third on the first anniversary of the grant date, one-third on the second anniversary of the grant date and one-third on the third anniversary of the grant date and have a contractual life of seven years. In 2021, Pembina granted select executive officers and non-officers stock options that vest after a four-year period and expire seven years after issuance.
Long-Term Share Unit Award Incentive Plan(1)

Grant date RSUs, PSUs and DSUs to Officers, Employees and Directors (thousands of units)	PSUs (2)	RSUs (2)	DSUs	Total
2023	626	1,217	34	1,877
2024	780	1,359	32	2,171
(1)    Distribution units are granted in addition to RSU and PSU grants based on notional accrued dividends.
(2)    Contractual life of 3 years.

Disclosure of number and weighted average exercise prices of share options
The number and weighted average exercise prices of share options is as follows:

(thousands of options, except as noted)	Number of Options	Weighted Average Exercise Price (dollars)
Balance at December 31, 2022	12,085	$41.56
Granted	577	$45.37
Exercised(1)	(1,412)	$36.24
Forfeited	(181)	$39.85
Expired	(387)	$44.80
Balance at December 31, 2023	10,682	$42.38
Granted	165	$50.46
Exercised(1)	(6,519)	$42.90
Forfeited	(37)	$46.02
Expired	(119)	$44.80
Balance at December 31, 2024	4,172	$41.78
(1) Exercise represents the net number of common shares equivalent to the employee's gain upon exercise.
Disclosure of range of exercise prices of outstanding share options
As of December 31, 2024, the following options are outstanding:

(thousands of options, except as noted) Exercise Price (dollars)	Options Outstanding at December 31, 2024	Options Exercisable	Weighted Average Remaining Life (years)
$26.83 – $37.03	563	563	3
$37.04 – $37.50	1,200	—	3
$37.51 – $45.50	973	781	3
$45.51 – $47.71	726	382	4
$47.72 – $50.46	710	546	3
Total	4,172	2,272	3

Disclosure of number and weighted average remaining contractual life of outstanding share options
As of December 31, 2024, the following options are outstanding:

(thousands of options, except as noted) Exercise Price (dollars)	Options Outstanding at December 31, 2024	Options Exercisable	Weighted Average Remaining Life (years)
$26.83 – $37.03	563	563	3
$37.04 – $37.50	1,200	—	3
$37.51 – $45.50	973	781	3
$45.51 – $47.71	726	382	4
$47.72 – $50.46	710	546	3
Total	4,172	2,272	3

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
Share Options Granted

For the years ended December 31 (dollars, except as noted)	2024	2023
Weighted average
Fair value at grant date	6.96	8.96
Expected volatility (percent)	25.1	35.7
Expected option life (years)	3.67	3.67
Expected annual dividends per option	2.74	2.66
Expected forfeitures (percent)	7.2	7.4
Risk-free interest rate (based on government bonds) (percent)	3.9	3.9

Disclosure of employee share-based compensation expense
Employee Expenses

For the years ended December 31
($ millions)	2024	2023
Share option plan, equity settled	3	5
Long-term share unit award incentive plan	81	67
Share-based compensation expense	84	72

Total carrying amount of liabilities for cash settled arrangements	158	163
Total intrinsic value of liability for vested benefits	105	108